LONG TERM LOANS (Details) € in Thousands, SFr in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 CHF (SFr)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Restricted cash deposit	[1]		$ 931
Swiss Bank Loan [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Face amount | SFr					SFr 18,800
Variable interest rate spread		0.80%
Annual principal payment | SFr					379
Long-term Debt, Fiscal Year Maturity [Abstract]
2016 (current maturity)			379
2017			379
2018			379
2019			379
2020			379
Thereafter			14,797
Total			$ 16,313
Credit Suisse Loan [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Face amount | SFr					SFr 100,000
Interest rate			0.83%	0.83%	0.83%
Annual principal payment | SFr					SFr 2,000
Long-term Debt, Fiscal Year Maturity [Abstract]
2016 (current maturity)			$ 2,018
2017			2,018
2018			2,018
2019			2,018
2020			2,018
Thereafter			83,109
Total			$ 91,181
DG HYP Loan [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Face amount | €				€ 21,000
Gross amount | €				€ 20,000
Interest rate			2.15%	2.15%	2.15%
Quarterly principal payment | €		€ 105
Terms of loan agreement		The terms of the loan includes a debt service cover ratio requirement of between 130% and 110%, and a loan to value requirement of 70% in the first three years and 65% in the fourth and fifth years.
Long-term Debt, Fiscal Year Maturity [Abstract]
2016 (current maturity)			$ 459
2017			459
2018			459
2019			459
2020			19,671
Total			21,048
City National Bank of Florida Loan [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Face amount			15,000
Gross amount			$ 15,000
Loan term		3 years
Interest rate			2.65%	2.65%	2.65%
Debt issuance costs			$ 429
Restricted cash deposit			1,000
Long-term Debt, Fiscal Year Maturity [Abstract]
2016 (current maturity)			3,117
2017			4,987
2018			6,553
Total			$ 11,540

[1]	Restricted account of 931 funded relates to an interest reserve for Miami Loan. See Note 9d.